LOAN TO A RELATED PARTY, NET (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of non-current assets

	December 31,
	2024	2025
	US$’000	US$ ’000
Loan to a related party	6,291	6,675
Allowance for credit losses	(319)	(671)
Loan to a related party	5,972	6,004